SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2025
EBP 1998
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting – The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Functional Currency – The functional currency of the Plan is considered to be Euros because that is the currency of the primary economic environment in which the Plan operates.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Risks and Uncertainties – The Plan invests in Company common stock which represents a concentration in investments. Investment securities, in general, are exposed to various risks, such as interest rate, credit and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and such changes could materially affect the value of the participants’ account balances and the amounts reported in the financial statements.
Investment Valuation and Income Recognition – The Plan’s investment in the Company’s common stock is stated at fair value, which is based on quoted market prices and is translated into Euros at the rate of exchange at the period end date. Purchases and sales of securities are recorded on a trade date basis. Dividends are recorded on the ex-dividend date, net of any U.S. withholding taxes.  Realized gains and losses are based upon the average cost method.
Net (Depreciation) / Appreciation in Fair Value of Investments - Realized and unrealized (depreciation) / appreciation in fair value of investments is based on the difference between the fair value of the assets at the beginning of the year, or at the time of purchase for assets purchased during the year, and the related fair value on the day investments are sold with respect to realized (depreciation) / appreciation, or on the last day of the year for unrealized (depreciation) / appreciation.
Cash at Bank and In Hand – Amounts shown as cash at bank and in hand are uninvested funds held that are to be invested in the Company’s common stock in the following month.
Expenses of the Plan – Investment management expenses and all other fees and expenses are reimbursed by the participating Procter & Gamble companies (Note 7).